Other disclosures - Equivalent Euro value of assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash and cash equivalents	€ 153,839	€ 101,067		€ 113,663	€ 110,995
Financial assets held for trading	114,945	108,230		92,879
Non-trading financial assets mandatorily at fair value through profit or loss	4,486	4,911		10,730
Other financial assets at fair value through profit or loss	48,717	62,069		57,460
Financial assets designated at fair value through other comprehensive income	120,953	125,708		121,091
Financial assets at amortised cost	958,378	995,482		946,099
Investments	7,622	8,772		7,588	€ 6,150
Tangible assets	32,735	35,235	€ 32,850	26,157
Intangible assets	15,908	27,687		28,560
Other	11,070	10,138		9,348
TOTAL ASSETS	1,508,250	1,522,695		1,459,271
Liabilities
Financial liabilities held for trading	81,167	77,139		70,343
Other financial liabilities at fair value through profit or loss	48,038	60,995		68,058
Financial liabilities at amortized cost	1,248,188	1,230,745		1,171,630
Liabilities under insurance contracts	910	739		765
Other	12,336	12,792		13,088
TOTAL LIABILITIES	1,416,928	1,412,036		1,351,910
Non-Euro
ASSETS
Cash and cash equivalents	76,882	65,205		61,372
Financial assets held for trading	66,448	60,526		56,217
Non-trading financial assets mandatorily at fair value through profit or loss	2,248	2,611		8,231
Other financial assets at fair value through profit or loss	24,015	25,938		32,244
Financial assets designated at fair value through other comprehensive income	79,688	76,402		67,926
Financial assets at amortised cost	610,152	656,564		598,629
Investments	1,671	1,355		1,189
Tangible assets	21,617	24,662		19,903
Intangible assets	9,609	21,942		23,016
Other	26,433	25,410		24,506
TOTAL ASSETS	918,763	960,615		893,233
Liabilities
Financial liabilities held for trading	50,494	45,262		40,989
Other financial liabilities at fair value through profit or loss	18,347	29,593		35,997
Financial liabilities at amortized cost	726,516	752,188		694,362
Liabilities under insurance contracts	13	13		29
Other	22,801	23,428		20,567
TOTAL LIABILITIES	€ 818,171	€ 850,484		€ 791,944